Operating Expense (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2019/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(66,170)	(2,017)	(41,509)	(11,740)	(6,188)	(4,716)	—
General and administrative expenses	(17,265)	(177)	(59)	(7,598)	(8,972)	(458)	—
Marketing and market access expenses	(13,708)	(8)	—	(1,645)	(11,979)	(76)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income (expenses)	(1,649)	—	—	—	(1,668)	—	19
TOTAL	(98,793)	(2,202)	(41,568)	(20,984)	(28,807)	(5,251)	19
(*) : including reversals

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2020/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(59,097)	(1,876)	(39,216)	(11,554)	(5,465)	(985)	—
General and administrative expenses	(14,270)	(202)	(92)	(6,936)	(6,545)	(495)	—
Marketing and market access expenses	(11,216)	(7)	(2)	(1,298)	(9,818)	(90)	—
Reorganization and restructuring expenses	(5,308)	—	—	8	(2,141)	(3,175)	—
Other operating income (expenses)	(764)	—	—	—	(684)	—	(80)
TOTAL	(90,655)	(2,085)	(39,310)	(19,779)	(24,655)	(4,746)	(80)
(*) : including reversals

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2021/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,166)	(1,305)	(18,808)	(8,192)	(4,593)	(2,247)	(19)
General and administrative expenses	(16,153)	(161)	(85)	(7,379)	(8,003)	(541)	15
Marketing and market access expenses	(1,539)	(1)	(1)	(783)	(741)	(13)	—
Reorganization and restructuring expenses	(142)	(5)	—	—	(2,343)	2,206	—
Other operating income (expenses)	(763)	—	—	—	(338)	4	(429)
TOTAL	(53,763)	(1,472)	(18,895)	(16,354)	(16,019)	(591)	(433)
(*) : including reversals

Summary of Employee Expenses and Number of Employees
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Wages and salaries	(14,018)	(13,570)	(10,328)
Social security costs	(5,171)	(5,047)	(4,775)
Changes in pension provision	(138)	74	(154)
Employee profit-sharing	—	—	(628)
Share-based compensation	(1,657)	(1,236)	(470)
TOTAL	(20,984)	(19,779)	(16,354)

Number of employees at year-end - detail	Year ended
	2019/12/31	2020/12/31	2021/12/31
Average number of employees	175	193	122
Number of employees
Research and development	108	66	55
Services related to research and development	19	16	18
Administration and management	60	43	47
Marketing and commercial	7	5	2
TOTAL	194	130	122
Number of employees
Senior staff	144	105	97
Staff	45	23	21
Others (apprentices)	5	2	4
TOTAL	194	130	122
Number of employees
Male	78	52	45
Female	116	78	77
TOTAL	194	130	122